UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,833,646	$53,798,476
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,876,164	13,302,005
		67,100,481
Domestic Equity 29.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	67,401	13,241,581
[a,b]Franklin DynaTech Fund, Class R6	1,462,390	72,695,412
[a,b]Franklin Flex Cap Growth Fund, Class R6	313,158	17,048,300
[a]Franklin Growth Fund, Class R6	2,181,621	168,661,152
[a,b]Franklin Growth Opportunities Fund, Class R6	900,613	31,701,570
[a]Franklin Real Estate Securities Fund, Class R6	871,041	20,068,787
[a]Franklin Rising Dividends Fund, Class R6	2,110,112	109,725,798
[a,b]Franklin Small Cap Growth Fund, Class R6	559,632	11,466,862
[a]Franklin Utilities Fund, Class R6	2,337,978	39,885,910
iShares Core S&P 500 ETF	83,508	17,355,468
iShares S&P 500 Value ETF	116,500	10,783,240
		512,634,080
Domestic Fixed Income 28.9%
[a]Franklin Low Duration Total Return Fund, Class R6	21,183,307	213,315,896
[a]Franklin Strategic Income Fund, Class R6	9,817,920	98,081,023
[a]Franklin U.S. Government Securities Fund, Class R6	19,554,660	127,496,385
iShares Intermediate Credit Bond ETF	554,365	61,351,575
		500,244,879
Foreign Equity 12.8%
[a]Franklin International Small Cap Growth Fund, Class R6	2,165,643	41,926,842
[a]Franklin Mutual European Fund, Class R6	2,678,717	60,512,209
iShares Global Infrastructure ETF	290,739	12,170,334
iShares MSCI All Country Asia ex Japan ETF	168,291	10,770,624
[a]Templeton China World Fund, Class R6	391,311	12,404,560
[a]Templeton Foreign Fund, Class R6	7,117,546	51,175,156
[a]Templeton Frontier Markets Fund, Class R6	1,335,092	18,037,089
WisdomTree Japan Hedged Equity Fund ETF (Japan)	265,670	14,643,730
		221,640,544
Foreign Fixed Income 22.2%
[a]Franklin Emerging Market Debt Opportunities Fund	4,785,483	50,008,292
[a]Templeton Global Total Return Fund, Class R6	26,864,236	334,191,097
		384,199,389
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,501,922,028)
97.5%		1,685,819,373
Short Term Investments (Cost $44,263,407) 2.6%
Money Market Funds 2.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	44,263,407	44,263,407

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,546,185,435) 100.1%		1,730,082,780

Other Assets, less Liabilities (0.1)%		(1,668,752)
Net Assets 100.0%		$1,728,414,028

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, March 31, 2015 (unaudited)

Franklin Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 76.1%
[b]Franklin Flex Cap Growth Fund, Class R6	3,602,734	$196,132,824
Franklin Growth Fund, Class R6	2,531,126	195,681,327
Franklin Mutual Shares Fund, Class R6	6,430,065	194,509,475
		586,323,626
Foreign Equity 23.9%
Templeton Growth Fund Inc., Class R6	7,644,001	184,602,615
Total Investments in Underlying Funds before Short Term Investments (Cost $546,320,659) 100.0%		770,926,241
Short Term Investments (Cost $992,063) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	992,063	992,063
Total Investments in Underlying Funds (Cost $547,312,722) 100.1%		771,918,304
Other Assets, less Liabilities (0.1)%		(927,750)
Net Assets 100.0%		$770,990,554

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series
Statement of Investments, March 31, 2015 (unaudited)

Franklin Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.1%
Franklin Mutual Shares Fund, Class R6	63,508,344	$1,921,127,404
Domestic Hybrid 33.1%
Franklin Income Fund, Class R6	808,549,218	1,916,261,646
Foreign Equity 33.1%
Templeton Growth Fund Inc., Class R6	79,454,133	1,918,817,323
Total Investments in Underlying Funds before Short Term Investments (Cost $5,279,987,837) 99.3%		5,756,206,373
Short Term Investments (Cost $49,006,482) 0.8%
Money Market Funds 0.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	49,006,482	49,006,482
Total Investments in Underlying Funds (Cost $5,328,994,319) 100.1%		5,805,212,855
Other Assets, less Liabilities (0.1)%		(8,345,826)
Net Assets 100.0%		$5,796,867,029

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

Quarterly Statement of Investments | See Notes to statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,192,880	$46,666,750
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,700,201	12,054,426
		58,721,176
Domestic Equity 56.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	114,089	22,413,857
[a,b]Franklin DynaTech Fund, Class R6	2,381,776	118,398,101
[a,b]Franklin Flex Cap Growth Fund, Class R6	553,699	30,143,398
[a]Franklin Growth Fund, Class R6	3,545,912	274,134,474
[a,b]Franklin Growth Opportunities Fund, Class R6	1,695,447	59,679,727
[a]Franklin Real Estate Securities Fund, Class R6	1,641,523	37,820,682
[a]Franklin Rising Dividends Fund, Class R6	3,481,199	181,022,322
[a,b]Franklin Small Cap Growth Fund, Class R6	926,004	18,973,830
[a]Franklin Utilities Fund, Class R6	4,159,298	70,957,621
iShares Core S&P 500 ETF	71,082	14,772,972
iShares S&P 500 Value ETF	190,400	17,623,424
		845,940,408
Domestic Fixed Income 6.6%
[a]Franklin Low Duration Total Return Fund, Class R6	4,254,943	42,847,278
[a]Franklin Strategic Income Fund, Class R6	1,907,186	19,052,788
[a]Franklin U.S. Government Securities Fund, Class R6	3,489,856	22,753,863
iShares Intermediate Credit Bond ETF	127,695	14,132,006
		98,785,935
Foreign Equity 26.3%
[a]Franklin International Small Cap Growth Fund, Class R6	4,005,934	77,554,883
[a]Franklin Mutual European Fund, Class R6	4,512,129	101,928,986
iShares Global Infrastructure ETF	501,860	21,007,860
iShares MSCI All Country Asia ex Japan ETF	281,524	18,017,536
[a]Templeton China World Fund, Class R6	712,145	22,574,987
[a]Templeton Foreign Fund, Class R6	12,506,005	89,918,172
[a]Templeton Frontier Markets Fund, Class R6	2,951,132	39,869,792
WisdomTree Japan Hedged Equity Fund ETF (Japan)	451,450	24,883,924
		395,756,140
Foreign Fixed Income 4.8%
[a]Franklin Emerging Market Debt Opportunities Fund	903,263	9,439,096
[a]Templeton Global Total Return Fund, Class R6	5,084,264	63,248,246
		72,687,342
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,124,502,038)
97.8%		1,471,891,001
Short Term Investments (Cost $35,160,469) 2.3%
Money Market Funds 2.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	35,160,469	35,160,469

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,159,662,507) 100.1%		1,507,051,470

Other Assets, less Liabilities (0.1)%		(1,583,577)
Net Assets 100.0%
		$1,505,467,893

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	442,778	$4,928,115
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	89,402	633,859
		5,561,974
Domestic Equity 25.6%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	2,854	560,775
[a,b]Franklin DynaTech Fund, Class R6	41,397	2,057,831
[a]Franklin Focused Core Equity Fund, Class R6	136,611	2,087,416
[a]Franklin Growth Fund, Class R6	47,599	3,679,852
[a,b]Franklin Growth Opportunities Fund, Class R6	44,632	1,571,039
[a]Franklin Real Estate Securities Fund, Class R6	15,838	364,917
[a]Franklin Rising Dividends Fund, Class R6	44,228	2,299,881
[a,b]Franklin Small Cap Growth Fund, Class R6	38,303	784,838
[a]Franklin Utilities Fund, Class R6	58,221	993,244
iShares Core S&P 500 ETF	23,985	4,984,803
iShares S&P 500 Value ETF	16,439	1,521,594
		20,906,190
Domestic Fixed Income 27.9%
[a]Franklin Low Duration Total Return Fund, Class R6	1,396,426	14,062,011
[a]Franklin Strategic Income Fund, Class R6	500,778	5,002,772
iShares Intermediate Credit Bond ETF	33,715	3,731,239
		22,796,022
Foreign Equity 10.9%
[a]Franklin International Small Cap Growth Fund, Class R6	112,810	2,184,004
[a]Franklin Mutual International Fund, Class R6	127,811	1,977,239
iShares Global Infrastructure ETF	16,240	679,807
iShares MSCI All Country Asia ex Japan ETF	9,306	595,584
[a]Templeton China World Fund, Class R6	15,253	483,523
[a]Templeton Foreign Fund, Class R6	129,703	932,564
[a]Templeton Frontier Markets Fund, Class R6	53,980	729,271
WisdomTree Japan Hedged Equity Fund ETF (Japan)	23,735	1,308,273
		8,890,265
Foreign Fixed Income 26.0%
[a]Franklin Emerging Market Debt Opportunities Fund	242,284	2,531,872
[a]Templeton Global Total Return Fund, Class R6	1,500,052	18,660,652
		21,192,524
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $75,355,341)
97.2%		79,346,975
Short Term Investments (Cost $2,246,095) 2.8%
Money Market Funds 2.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,246,095	2,246,095

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $77,601,436) 100.0%		81,593,070

Other Assets, less Liabilities 0.0%†		19,324
Net Assets 100.0%		$81,612,394

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	109,668	$1,220,604
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	22,476	159,358
		1,379,962
Domestic Equity 39.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	946	185,850
[a,b]Franklin DynaTech Fund, Class R6	19,934	990,933
[a]Franklin Focused Core Equity Fund, Class R6	60,010	916,951
[a]Franklin Growth Fund, Class R6	21,188	1,638,041
[a,b]Franklin Growth Opportunities Fund, Class R6	19,781	696,275
[a]Franklin Real Estate Securities Fund, Class R6	6,213	143,156
[a]Franklin Rising Dividends Fund, Class R6	19,878	1,033,643
[a,b]Franklin Small Cap Growth Fund, Class R6	16,096	329,799
[a]Franklin Utilities Fund, Class R6	26,322	449,053
iShares Core S&P 500 ETF	5,895	1,225,158
iShares S&P 500 Value ETF	5,600	518,336
		8,127,195
Domestic Fixed Income 16.8%
[a]Franklin Low Duration Total Return Fund, Class R6	222,299	2,238,547
[a]Franklin Strategic Income Fund, Class R6	80,263	801,828
iShares Intermediate Credit Bond ETF	3,790	419,439
		3,459,814
Foreign Equity 17.9%
[a]Franklin International Small Cap Growth Fund, Class R6	55,889	1,082,007
[a]Franklin Mutual International Fund, Class R6	56,263	870,396
iShares Global Infrastructure ETF	5,902	247,058
iShares MSCI All Country Asia ex Japan ETF	3,154	201,856
[a]Templeton China World Fund, Class R6	6,263	198,537
[a]Templeton Foreign Fund, Class R6	57,562	413,870
[a]Templeton Frontier Markets Fund, Class R6	22,767	307,583
WisdomTree Japan Hedged Equity Fund ETF (Japan)	6,096	336,011
		3,657,318
Foreign Fixed Income 15.6%
[a]Franklin Emerging Market Debt Opportunities Fund	30,668	320,481
[a]Templeton Global Total Return Fund, Class R6	231,624	2,881,399
		3,201,880
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $19,637,237)
96.5%		19,826,169
Short Term Investments (Cost $708,893) 3.4%
Money Market Funds 3.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	708,893	708,893

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $20,346,130) 99.9%		20,535,062

Other Assets, less Liabilities 0.1%		30,384
Net Assets 100.0%		$20,565,446

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	678,983	$7,557,077
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	140,124	993,482
		8,550,559
Domestic Equity 48.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	9,178	1,803,039
[a,b]Franklin DynaTech Fund, Class R6	149,835	7,448,305
[a]Franklin Focused Core Equity Fund, Class R6	439,026	6,708,322
[a]Franklin Growth Fund, Class R6	148,010	11,442,660
[a,b]Franklin Growth Opportunities Fund, Class R6	136,891	4,818,549
[a]Franklin Real Estate Securities Fund, Class R6	48,553	1,118,664
[a]Franklin Rising Dividends Fund, Class R6	167,478	8,708,872
[a,b]Franklin Small Cap Growth Fund, Class R6	148,231	3,037,259
[a]Franklin Utilities Fund, Class R6	193,566	3,302,232
iShares Core S&P 500 ETF	36,103	7,503,286
iShares S&P 500 Value ETF	50,700	4,692,792
		60,583,980
Domestic Fixed Income 10.6%
[a]Franklin Low Duration Total Return Fund, Class R6	804,558	8,101,900
[a]Franklin Strategic Income Fund, Class R6	288,721	2,884,323
iShares Intermediate Credit Bond ETF	20,662	2,286,663
		13,272,886
Foreign Equity 21.9%
[a]Franklin International Small Cap Growth Fund, Class R6	404,536	7,831,812
[a]Franklin Mutual International Fund, Class R6	408,859	6,325,047
iShares Global Infrastructure ETF	47,199	1,975,750
iShares MSCI All Country Asia ex Japan ETF	25,440	1,628,160
[a]Templeton China World Fund, Class R6	52,554	1,665,961
[a]Templeton Foreign Fund, Class R6	379,257	2,726,858
[a]Templeton Frontier Markets Fund, Class R6	166,123	2,244,321
WisdomTree Japan Hedged Equity Fund ETF (Japan)	57,665	3,178,495
		27,576,404
Foreign Fixed Income 10.1%
[a]Franklin Emerging Market Debt Opportunities Fund	138,683	1,449,242
[a]Templeton Global Total Return Fund, Class R6	899,236	11,186,492
		12,635,734
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $108,408,276)
97.6%		122,619,563
Short Term Investments (Cost $3,183,088) 2.5%
Money Market Funds 2.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	3,183,088	3,183,088

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $111,591,364) 100.1%		125,802,651

Other Assets, less Liabilities (0.1)%		(99,990)
Net Assets 100.0%		$125,702,661

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	117,779	$1,310,880
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	29,535	209,402
		1,520,282
Domestic Equity 52.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,511	296,757
[a,b]Franklin DynaTech Fund, Class R6	30,723	1,527,243
[a]Franklin Focused Core Equity Fund, Class R6	81,861	1,250,831
[a]Franklin Growth Fund, Class R6	31,574	2,440,988
[a,b]Franklin Growth Opportunities Fund, Class R6	27,950	983,836
[a]Franklin Real Estate Securities Fund, Class R6	9,894	227,953
[a]Franklin Rising Dividends Fund, Class R6	30,968	1,610,320
[a,b]Franklin Small Cap Growth Fund, Class R6	29,576	606,004
[a]Franklin Utilities Fund, Class R6	38,332	653,938
iShares Core S&P 500 ETF	6,557	1,362,741
iShares S&P 500 Value ETF	8,200	758,992
		11,719,603
Domestic Fixed Income 7.7%
[a]Franklin Low Duration Total Return Fund, Class R6	102,799	1,035,188
[a]Franklin Strategic Income Fund, Class R6	38,460	384,211
iShares Intermediate Credit Bond ETF	2,700	298,809
		1,718,208
Foreign Equity 24.0%
[a]Franklin International Small Cap Growth Fund, Class R6	83,140	1,609,585
[a]Franklin Mutual International Fund, Class R6	76,866	1,189,124
iShares Global Infrastructure ETF	8,794	368,117
iShares MSCI All Country Asia ex Japan ETF	4,471	286,144
[a]Templeton China World Fund, Class R6	11,293	358,004
[a]Templeton Foreign Fund, Class R6	80,230	576,856
[a]Templeton Frontier Markets Fund, Class R6	35,527	479,965
WisdomTree Japan Hedged Equity Fund ETF (Japan)	8,933	492,387
		5,360,182
Foreign Fixed Income 7.1%
[a]Franklin Emerging Market Debt Opportunities Fund	18,368	191,943
[a]Templeton Global Total Return Fund, Class R6	110,846	1,378,930
		1,570,873
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $21,582,805)
98.1%		21,889,148
Short Term Investments (Cost $395,257) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	395,257	395,257

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $21,978,062) 99.9%		22,284,405

Other Assets, less Liabilities 0.1%		30,112
Net Assets 100.0%		$22,314,517

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	536,929	$5,976,025
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	112,156	795,184
		6,771,209
Domestic Equity 54.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,965	1,761,209
[a,b]Franklin DynaTech Fund, Class R6	128,267	6,376,161
[a]Franklin Focused Core Equity Fund, Class R6	396,609	6,060,193
[a]Franklin Growth Fund, Class R6	133,695	10,335,953
[a,b]Franklin Growth Opportunities Fund, Class R6	122,364	4,307,214
[a]Franklin Real Estate Securities Fund, Class R6	44,648	1,028,686
[a]Franklin Rising Dividends Fund, Class R6	156,708	8,148,802
[a,b]Franklin Small Cap Growth Fund, Class R6	126,640	2,594,860
[a]Franklin Utilities Fund, Class R6	186,538	3,182,336
iShares Core S&P 500 ETF	28,528	5,928,974
iShares S&P 500 Value ETF	45,300	4,192,968
		53,917,356
Domestic Fixed Income 5.9%
[a]Franklin Low Duration Total Return Fund, Class R6	353,202	3,556,744
[a]Franklin Strategic Income Fund, Class R6	126,225	1,260,989
iShares Intermediate Credit Bond ETF	10,005	1,107,254
		5,924,987
Foreign Equity 24.7%
[a]Franklin International Small Cap Growth Fund, Class R6	358,512	6,940,796
[a]Franklin Mutual International Fund, Class R6	359,053	5,554,549
iShares Global Infrastructure ETF	42,236	1,767,999
iShares MSCI All Country Asia ex Japan ETF	22,147	1,417,408
[a]Templeton China World Fund, Class R6	47,738	1,513,283
[a]Templeton Foreign Fund, Class R6	364,101	2,617,884
[a]Templeton Frontier Markets Fund, Class R6	153,162	2,069,219
WisdomTree Japan Hedged Equity Fund ETF (Japan)	49,315	2,718,243
		24,599,381
Foreign Fixed Income 5.6%
[a]Franklin Emerging Market Debt Opportunities Fund	64,834	677,519
[a]Templeton Global Total Return Fund, Class R6	393,250	4,892,026
		5,569,545
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $84,571,682)
97.1%		96,782,478
Short Term Investments (Cost $2,899,751) 2.9%
Money Market Funds 2.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,899,751	2,899,751

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $87,471,433) 100.0%		99,682,229

Other Assets, less Liabilities 0.0%†		7,620
Net Assets 100.0%		$99,689,849

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	90,051	$1,002,263
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	19,996	141,770
		1,144,033
Domestic Equity 56.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,388	272,737
[a,b]Franklin DynaTech Fund, Class R6	25,958	1,290,391
[a]Franklin Focused Core Equity Fund, Class R6	71,966	1,099,633
[a]Franklin Growth Fund, Class R6	27,554	2,130,214
[a,b]Franklin Growth Opportunities Fund, Class R6	22,609	795,845
[a]Franklin Real Estate Securities Fund, Class R6	7,477	172,259
[a]Franklin Rising Dividends Fund, Class R6	24,543	1,276,255
[a,b]Franklin Small Cap Growth Fund, Class R6	22,738	465,893
[a]Franklin Utilities Fund, Class R6	33,025	563,414
iShares Core S&P 500 ETF	4,802	998,000
iShares S&P 500 Value ETF	5,700	527,592
		9,592,233
Domestic Fixed Income 4.5%
[a]Franklin Low Duration Total Return Fund, Class R6	47,745	480,789
[a]Franklin Strategic Income Fund, Class R6	16,896	168,793
iShares Intermediate Credit Bond ETF	1,128	124,836
		774,418
Foreign Equity 25.8%
[a]Franklin International Small Cap Growth Fund, Class R6	66,330	1,284,143
[a]Franklin Mutual International Fund, Class R6	67,489	1,044,060
iShares Global Infrastructure ETF	6,842	286,406
iShares MSCI All Country Asia ex Japan ETF	3,290	210,560
[a]Templeton China World Fund, Class R6	9,153	290,141
[a]Templeton Foreign Fund, Class R6	67,336	484,147
[a]Templeton Frontier Markets Fund, Class R6	29,257	395,263
WisdomTree Japan Hedged Equity Fund ETF (Japan)	7,486	412,628
		4,407,348
Foreign Fixed Income 4.3%
[a]Franklin Emerging Market Debt Opportunities Fund	8,331	87,057
[a]Templeton Global Total Return Fund, Class R6	52,737	656,051
		743,108
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $16,376,845)
97.4%		16,661,140
Short Term Investments (Cost $404,649) 2.4%
Money Market Funds 2.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	404,649	404,649

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $16,781,494) 99.8%		17,065,789

Other Assets, less Liabilities 0.2%		29,214
Net Assets 100.0%		$17,095,003

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	346,113	$3,852,240
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	74,055	525,048
		4,377,288
Domestic Equity 55.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	5,592	1,098,674
[a,b]Franklin DynaTech Fund, Class R6	93,282	4,637,029
[a]Franklin Focused Core Equity Fund, Class R6	260,239	3,976,445
[a]Franklin Growth Fund, Class R6	93,293	7,212,494
[a,b]Franklin Growth Opportunities Fund, Class R6	65,936	2,320,959
[a]Franklin Real Estate Securities Fund, Class R6	23,709	546,261
[a]Franklin Rising Dividends Fund, Class R6	111,980	5,822,976
[a,b]Franklin Small Cap Growth Fund, Class R6	84,476	1,730,921
[a]Franklin Utilities Fund, Class R6	128,637	2,194,555
iShares Core S&P 500 ETF	18,495	3,843,816
iShares S&P 500 Value ETF	27,700	2,563,912
		35,948,042
Domestic Fixed Income 4.3%
[a]Franklin Low Duration Total Return Fund, Class R6	169,612	1,707,991
[a]Franklin Strategic Income Fund, Class R6	57,491	574,339
iShares Intermediate Credit Bond ETF	4,482	496,023
		2,778,353
Foreign Equity 26.6%
[a]Franklin International Small Cap Growth Fund, Class R6	242,492	4,694,637
[a]Franklin Mutual International Fund, Class R6	244,500	3,782,416
iShares Global Infrastructure ETF	29,875	1,250,568
iShares MSCI All Country Asia ex Japan ETF	15,512	992,768
[a]Templeton China World Fund, Class R6	34,752	1,101,635
[a]Templeton Foreign Fund, Class R6	298,589	2,146,853
[a]Templeton Frontier Markets Fund, Class R6	101,493	1,371,173
WisdomTree Japan Hedged Equity Fund ETF (Japan)	33,495	1,846,244
		17,186,294
Foreign Fixed Income 4.0%
[a]Franklin Emerging Market Debt Opportunities Fund	29,285	306,028
[a]Templeton Global Total Return Fund, Class R6	182,777	2,273,745
		2,579,773
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $54,489,049)
97.4%		62,869,750
Short Term Investments (Cost $1,671,438) 2.6%
Money Market Funds 2.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,671,438	1,671,438

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $56,160,487) 100.0%		64,541,188

Other Assets, less Liabilities 0.0%†		27,581
Net Assets 100.0%		$64,568,769

Rounds to less than 0.1% of net assets.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 6.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	67,348	$749,580
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	16,518	117,111
		866,691
Domestic Equity 56.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	958	188,259
[a,b]Franklin DynaTech Fund, Class R6	20,193	1,003,785
[a]Franklin Focused Core Equity Fund, Class R6	56,237	859,300
[a]Franklin Growth Fund, Class R6	21,620	1,671,468
[a,b]Franklin Growth Opportunities Fund, Class R6	14,229	500,843
[a]Franklin Real Estate Securities Fund, Class R6	4,968	114,467
[a]Franklin Rising Dividends Fund, Class R6	20,023	1,041,189
[a,b]Franklin Small Cap Growth Fund, Class R6	13,987	286,604
[a]Franklin Utilities Fund, Class R6	26,137	445,899
iShares Core S&P 500 ETF	3,832	796,404
iShares S&P 500 Value ETF	3,900	360,984
		7,269,202
Domestic Fixed Income 3.8%
[a]Franklin Low Duration Total Return Fund, Class R6	30,156	303,671
[a]Franklin Strategic Income Fund, Class R6	12,198	121,857
iShares Intermediate Credit Bond ETF	643	71,161
		496,689
Foreign Equity 26.4%
[a]Franklin International Small Cap Growth Fund, Class R6	51,486	996,767
[a]Franklin Mutual International Fund, Class R6	52,365	810,084
iShares Global Infrastructure ETF	5,443	227,844
iShares MSCI All Country Asia ex Japan ETF	2,599	166,336
[a]Templeton China World Fund, Class R6	5,258	166,679
[a]Templeton Foreign Fund, Class R6	65,390	470,156
[a]Templeton Frontier Markets Fund, Class R6	21,285	287,560
WisdomTree Japan Hedged Equity Fund ETF (Japan)	5,031	277,309
		3,402,735
Foreign Fixed Income 3.5%
[a]Franklin Emerging Market Debt Opportunities Fund	5,137	53,680
[a]Templeton Global Total Return Fund, Class R6	31,810	395,714
		449,394
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $12,192,819)
96.8%		12,484,711
Short Term Investments (Cost $345,826) 2.7%
Money Market Funds 2.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	345,826	345,826

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $12,538,645) 99.5%		12,830,537

Other Assets, less Liabilities 0.5%		65,030
Net Assets 100.0%		$12,895,567

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, March 31, 2015 (unaudited)

Franklin Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	7,762,043	$86,391,542
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	21,915,566
		108,307,108
Domestic Equity 43.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	166,225	32,656,639
[a,b]Franklin DynaTech Fund, Class R6	3,228,673	160,497,318
[a,b]Franklin Flex Cap Growth Fund, Class R6	798,877	43,490,869
[a]Franklin Growth Fund, Class R6	5,174,894	400,071,036
[a,b]Franklin Growth Opportunities Fund, Class R6	2,205,966	77,650,008
[a]Franklin Real Estate Securities Fund, Class R6	2,216,987	51,079,387
[a]Franklin Rising Dividends Fund, Class R6	4,864,549	252,956,559
[a,b]Franklin Small Cap Growth Fund, Class R6	1,374,297	28,159,353
[a]Franklin Utilities Fund, Class R6	6,192,841	105,649,868
iShares Core S&P 500 ETF	133,574	27,760,685
iShares S&P 500 Value ETF	247,000	22,862,320
		1,202,834,042
Domestic Fixed Income 18.0%
[a]Franklin Low Duration Total Return Fund, Class R6	20,613,223	207,575,158
[a]Franklin Strategic Income Fund, Class R6	9,335,106	93,257,712
[a]Franklin U.S. Government Securities Fund, Class R6	18,171,779	118,479,996
iShares Intermediate Credit Bond ETF	696,110	77,038,493
		496,351,359
Foreign Equity 19.1%
[a]Franklin International Small Cap Growth Fund, Class R6	5,161,181	99,920,460
[a]Franklin Mutual European Fund, Class R6	6,297,732	142,265,768
iShares Global Infrastructure ETF	691,049	28,927,311
iShares MSCI All Country Asia ex Japan ETF	375,382	24,024,448
[a]Templeton China World Fund, Class R6	912,968	28,941,097
[a]Templeton Foreign Fund, Class R6	16,768,647	120,566,571
[a]Templeton Frontier Markets Fund, Class R6	3,525,887	47,634,727
WisdomTree Japan Hedged Equity Fund ETF (Japan)	605,475	33,373,782
		525,654,164
Foreign Fixed Income 13.0%
[a]Franklin Emerging Market Debt Opportunities Fund	4,558,482	47,636,137
[a]Templeton Global Total Return Fund, Class R6	24,952,440	310,408,351
		358,044,488
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $2,227,389,604)
97.7%		2,691,191,161
Short Term Investments (Cost $66,355,222) 2.4%
Money Market Funds 2.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	66,355,222	66,355,222

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,293,744,826) 100.1%		2,757,546,383

Other Assets, less Liabilities (0.1)%		(3,688,379)
Net Assets 100.0%
		$2,753,858,004

a See Note 4 regarding investments in Underlying Funds.
b Non-income producing

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of fourteen separate funds, thirteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Corefolio	Founding Funds	Franklin Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,550,811,604	$550,905,441	$5,357,467,774	$1,161,155,416

Unrealized appreciation	$227,814,586	$221,012,863	$492,645,105	$361,510,171
Unrealized depreciation	(48,543,410)	-	(44,900,024)	(15,614,117)
Net unrealized appreciation (depreciation)	$179,271,176	$221,012,863	$447,745,081	$345,896,054

	Franklin	Franklin	Franklin	Franklin
	LifeSmart 2015	LifeSmart 2020	LifeSmart 2025	LifeSmart 2030
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$77,852,466	$20,409,661	$111,788,881	$22,066,953

Unrealized appreciation	$6,121,352	$724,750	$16,218,758	$883,043
Unrealized depreciation	(2,380,748)	(599,349)	(2,204,988)	(665,591)
Net unrealized appreciation (depreciation)	$3,740,604	$125,401	$14,013,770	$217,452

	Franklin	Franklin	Franklin	Franklin
	LifeSmart 2035	LifeSmart 2040	LifeSmart 2045	LifeSmart 2050
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Cost of investments	$87,767,246	$16,820,840	$56,358,606	$12,597,119

Unrealized appreciation	$13,336,485	$669,542	$9,008,124	$550,104
Unrealized depreciation	(1,421,502)	(424,593)	(825,542)	(316,686)
Net unrealized appreciation (depreciation)	$11,914,983	$244,949	$8,182,582	$233,418

	Franklin
	Moderate
	Allocation Fund

Cost of investments	$2,298,613,936

Unrealized appreciation	$508,458,851
Unrealized depreciation	(49,526,404)
Net unrealized appreciation (depreciation)	$458,932,447

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2015, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value at			Outstanding
	at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
Underlying Funds	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Conservative Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	68,573	-	(1,172)	67,401	$13,241,581	$-	$42,934	0.66%
Franklin DynaTech Fund, Class R6	1,487,833	-	(25,443)	1,462,390	72,695,412	-	88,296	2.72%
Franklin Emerging Market Debt Opportunities Fund	4,785,483	-	-	4,785,483	50,008,292	-	-	7.30%
Franklin Flex Cap Grow th Fund, Class R6	318,611	-	(5,453)	313,158	17,048,300	-	139,911	0.47%
Franklin Grow th Fund, Class R6	2,275,352	-	(93,731)	2,181,621	168,661,152	-	2,293,096	1.43%
Franklin Grow th Opportunities Fund, Class R6	916,335	-	(15,722)	900,613	31,701,570	-	49,586	2.71%
Franklin International Small Cap Grow th Fund, Class R6	2,203,618	-	(37,975)	2,165,643	41,926,842	-	(114,099)	2.28%
Franklin K2 Alternative Strategies Fund, Class R6	5,202,283	-	(368,637)	4,833,646	53,798,476	-	157,003	8.13%
Franklin Low Duration Total Return Fund, Class R6	21,133,434	49,873	-	21,183,307	213,315,896	500,843	-	8.67%
Franklin Mutual European Fund, Class R6	2,725,481	-	(46,764)	2,678,717	60,512,209	-	(96,529)	2.00%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	27,100	-	1,876,164	13,302,005	-	-	24.33%
Franklin Real Estate Securities Fund, Class R6	883,637	2,572	(15,168)	871,041	20,068,787	58,339	61,583	3.10%
Franklin Rising Dividends Fund, Class R6	2,142,627	4,359	(36,874)	2,110,112	109,725,798	230,761	27,040	0.63%
Franklin Small Cap Grow th Fund, Class R6	569,352	-	(9,720)	559,632	11,466,862	-	13,893	0.34%
Franklin Strategic Income Fund, Class R6	9,699,192	118,728	-	9,817,920	98,081,023	1,190,063	-	1.11%
Franklin U.S. Government Securities Fund, Class R6	19,379,956	174,704	-	19,554,660	127,496,385	1,139,071	-	1.98%
Franklin Utilities Fund, Class R6	2,484,668	18,042	(164,732)	2,337,978	39,885,910	305,999	365,996	0.66%
Institutional Fiduciary Trust Money Market Portfolio	37,714,682	31,852,883	(25,304,158)	44,263,407	44,263,407	-	-	0.19%
Templeton China World Fund, Class R6	419,806	-	(28,495)	391,311	12,404,560	-	27,690	2.03%
Templeton Foreign Fund, Class R6	7,242,263	-	(124,717)	7,117,546	51,175,156	-	40,193	0.70%
Templeton Frontier Markets Fund, Class R6	1,358,420	-	(23,328)	1,335,092	18,037,089	-	(45,624)	2.12%
Templeton Global Total Return Fund, Class R6	26,547,285	316,951	-	26,864,236	334,191,097	3,949,879	-	3.95%
Total					$1,603,007,809	$7,374,955	$3,050,969

Franklin Corefolio Allocation Fund
Franklin Flex Cap Grow th Fund, Class R6	3,732,210	-	(129,476)	3,602,734	$196,132,824	$-	$(178,972)	5.45%
Franklin Grow th Fund, Class R6	2,568,915	-	(37,789)	2,531,126	195,681,327	-	1,385,733	1.65%
Franklin Mutual Shares Fund, Class R6	6,472,059	-	(41,994)	6,430,065	194,509,475	-	(43,927)	1.17%
Institutional Fiduciary Trust Money Market Portfolio	69,924	9,246,999	(8,324,860)	992,063	992,063	-	-	-
Templeton Grow th Fund Inc., Class R6	7,644,877	4,060	(4,936)	7,644,001	184,602,615	-	(4,040)	1.13%
Total					$771,918,304	$-	$1,158,794

Franklin Founding Funds Allocation Fund
Franklin Income Fund, Class R6	812,267,014	10,660,558	(14,378,354)	808,549,218	$1,916,261,646	$25,261,149	$1,104,483	2.09%
Franklin Mutual Shares Fund, Class R6	66,439,008	-	(2,930,664)	63,508,344	1,921,127,404	-	21,919,293	11.56%
Institutional Fiduciary Trust Money Market Portfolio	37,146,628	117,271,626	(105,411,772)	49,006,482	49,006,482	-	-	0.21%
Templeton Grow th Fund Inc., Class R6	81,271,618	-	(1,817,485)	79,454,133	1,918,817,323	-	4,696,683	11.78%
Total					$5,805,212,855	$25,261,149	$27,720,459

Franklin Grow th Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	114,089	-	-	114,089	$22,413,857	$-	$-	1.11%
Franklin DynaTech Fund, Class R6	2,381,776	-	-	2,381,776	118,398,101	-	-	4.43%
Franklin Emerging Market Debt Opportunities Fund	846,174	57,089	-	903,263	9,439,096	-	-	1.38%
Franklin Flex Cap Grow th Fund, Class R6	553,699	-	-	553,699	30,143,398	-	-	0.84%
Franklin Grow th Fund, Class R6	3,643,163	-	(97,251)	3,545,912	274,134,474	-	658,134	2.32%
Franklin Grow th Opportunities Fund, Class R6	1,695,447	-	-	1,695,447	59,679,727	-	-	5.09%
Franklin International Small Cap Grow th Fund, Class R6	4,005,934	-	-	4,005,934	77,554,883	-	-	4.21%
Franklin K2 Alternative Strategies Fund, Class R6	4,373,496	-	(180,616)	4,192,880	46,666,750	-	67,358	7.05%
Franklin Low Duration Total Return Fund, Class R6	3,975,400	279,543	-	4,254,943	42,847,278	96,639	-	1.74%
Franklin Mutual European Fund, Class R6	4,512,129	-	-	4,512,129	101,928,986	-	-	3.36%
Franklin Pelagos Commodities Strategy Fund, Class R6	1,700,201	-	-	1,700,201	12,054,426	-	-	22.05%
Franklin Real Estate Securities Fund, Class R6	1,636,731	4,792	-	1,641,523	37,820,682	108,679	-	5.84%
Franklin Rising Dividends Fund, Class R6	3,474,131	7,068	-	3,481,199	181,022,322	374,164	-	1.04%
Franklin Small Cap Grow th Fund, Class R6	926,004	-	-	926,004	18,973,830	-	-	0.56%
Franklin Strategic Income Fund, Class R6	1,764,319	142,867	-	1,907,186	19,052,788	226,432	-	0.22%
Franklin U.S. Government Securities Fund, Class R6	3,238,824	251,032	-	3,489,856	22,753,863	198,934	-	0.35%
Franklin Utilities Fund, Class R6	4,343,712	31,543	(215,957)	4,159,298	70,957,621	534,957	110,769	1.17%
Institutional Fiduciary Trust Money Market Portfolio	36,145,952	22,246,053	(23,231,536)	35,160,469	35,160,469	-	-	0.15%
Templeton China World Fund, Class R6	712,145	-	-	712,145	22,574,987	-	-	3.69%
Templeton Foreign Fund, Class R6	12,506,005	-	-	12,506,005	89,918,172	-	-	1.23%
Templeton Frontier Markets Fund, Class R6	2,951,132	-	-	2,951,132	39,869,792	-	-	4.69%
Templeton Global Total Return Fund, Class R6	4,704,538	379,726	-	5,084,264	63,248,246	732,901	-	0.75%
Total					$1,396,613,748	$2,272,706	$836,261

Franklin LifeSmart 2015 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	2,940	-	(86)	2,854	$560,775	$-	$6,633	0.03%
Franklin DynaTech Fund, Class R6	43,651	-	(2,254)	41,397	2,057,831	-	35,572	0.08%
Franklin Emerging Market Debt Opportunities Fund	252,312	-	(10,028)	242,284	2,531,872	-	(18,550)	0.37%
Franklin Focused Core Equity Fund, Class R6	140,564	-	(3,953)	136,611	2,087,416	-	2,878	1.48%
Franklin Grow th Fund, Class R6	45,066	5,253	(2,720)	47,599	3,679,852	-	4,795	0.03%
Franklin Grow th Opportunities Fund, Class R6	45,912	-	(1,280)	44,632	1,571,039	-	2,293	0.13%
Franklin International Small Cap Grow th Fund, Class R6	116,071	-	(3,261)	112,810	2,184,004	-	1,249	0.12%
Franklin K2 Alternative Strategies Fund, Class R6	229,276	213,502	-	442,778	4,928,115	-	-	0.74%
Franklin Low Duration Total Return Fund, Class R6	1,480,629	3,420	(87,623)	1,396,426	14,062,011	34,345	(12,576)	0.57%
Franklin Mutual International Fund, Class R6	131,527	-	(3,716)	127,811	1,977,239	-	(3,271)	1.67%
Franklin Pelagos Commodities Strategy Fund, Class R6	89,402	-	-	89,402	633,859	-	-	1.16%
Franklin Real Estate Securities Fund, Class R6	21,231	46	(5,439)	15,838	364,917	1,049	37,101	0.06%
Franklin Rising Dividends Fund, Class R6	48,592	91	(4,455)	44,228	2,299,881	4,813	76,883	0.01%
Franklin Small Cap Grow th Fund, Class R6	39,435	-	(1,132)	38,303	784,838	-	3,650	0.02%
Franklin Strategic Income Fund, Class R6	525,202	6,187	(30,611)	500,778	5,002,772	62,019	(17,186)	0.06%
Franklin Utilities Fund, Class R6	66,067	447	(8,293)	58,221	993,244	7,581	48,839	0.02%
Institutional Fiduciary Trust Money Market Portfolio	1,466,544	6,131,384	(5,351,833)	2,246,095	2,246,095	-	-	0.01%
Templeton China World Fund, Class R6	15,700	-	(447)	15,253	483,523	-	165	0.08%
Templeton Foreign Fund, Class R6	133,447	-	(3,744)	129,703	932,564	-	679	0.01%
Templeton Frontier Markets Fund, Class R6	55,581	-	(1,601)	53,980	729,271	-	(2,720)	0.09%
Templeton Global Total Return Fund, Class R6	1,575,696	18,067	(93,711)	1,500,052	18,660,652	225,157	(124,035)	0.22%
Total					$68,771,770	$334,964	$42,399

Franklin LifeSmart 2020 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	820	142	(16)	946	$185,850	$-	$21	0.01%
Franklin DynaTech Fund, Class R6	17,226	2,974	(266)	19,934	990,933	-	298	0.04%
Franklin Emerging Market Debt Opportunities Fund	27,473	3,671	(476)	30,668	320,481	-	(909)	0.05%
Franklin Focused Core Equity Fund, Class R6	51,900	8,909	(799)	60,010	916,951	-	312	0.65%
Franklin Grow th Fund, Class R6	18,344	3,129	(285)	21,188	1,638,041	-	485	0.01%
Franklin Grow th Opportunities Fund, Class R6	17,099	2,944	(262)	19,781	696,275	-	293	0.06%
Franklin International Small Cap Grow th Fund, Class R6	48,342	8,291	(744)	55,889	1,082,007	-	(3,318)	0.06%
Franklin K2 Alternative Strategies Fund, Class R6	47,376	62,292	-	109,668	1,220,604	-	-	0.18%
Franklin Low Duration Total Return Fund, Class R6	198,426	26,761	(2,888)	222,299	2,238,547	4,980	(433)	0.09%
Franklin Mutual International Fund, Class R6	48,630	8,363	(730)	56,263	870,396	-	(709)	0.73%
Franklin Pelagos Commodities Strategy Fund, Class R6	18,693	3,783	-	22,476	159,358	-	-	0.29%
Franklin Real Estate Securities Fund, Class R6	7,284	1,250	(2,321)	6,213	143,156	411	3,338	0.02%
Franklin Rising Dividends Fund, Class R6	17,979	3,136	(1,237)	19,878	1,033,643	2,136	196	0.01%
Franklin Small Cap Grow th Fund, Class R6	13,905	2,443	(252)	16,096	329,799	-	(88)	0.01%
Franklin Strategic Income Fund, Class R6	70,953	10,404	(1,094)	80,263	801,828	9,474	(700)	0.01%
Franklin Utilities Fund, Class R6	25,093	4,529	(3,300)	26,322	449,053	3,385	(743)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	369,780	3,426,813	(3,087,700)	708,893	708,893	-	-	- a
Templeton China World Fund, Class R6	5,444	915	(96)	6,263	198,537	-	(633)	0.03%
Templeton Foreign Fund, Class R6	49,866	8,546	(850)	57,562	413,870	-	(1,224)	0.01%
Templeton Frontier Markets Fund, Class R6	19,701	3,424	(358)	22,767	307,583	-	(2,009)	0.04%
Templeton Global Total Return Fund, Class R6	204,752	29,888	(3,016)	231,624	2,881,399	33,197	(3,257)	0.03%
Total					$17,587,204	$53,583	$(9,080)

Franklin LifeSmart 2025 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	8,889	289	-	9,178	$1,803,039	$-	$-	0.09%
Franklin DynaTech Fund, Class R6	144,889	4,946	-	149,835	7,448,305	-	-	0.28%
Franklin Emerging Market Debt Opportunities Fund	134,129	4,554	-	138,683	1,449,242	-	-	0.21%
Franklin Focused Core Equity Fund, Class R6	424,331	14,695	-	439,026	6,708,322	-	-	4.75%
Franklin Grow th Fund, Class R6	144,269	3,741	-	148,010	11,442,660	-	-	0.10%
Franklin Grow th Opportunities Fund, Class R6	132,232	4,659	-	136,891	4,818,549	-	-	0.41%
Franklin International Small Cap Grow th Fund, Class R6	390,976	13,560	-	404,536	7,831,812	-	-	0.43%
Franklin K2 Alternative Strategies Fund, Class R6	323,419	355,564	-	678,983	7,557,077	-	-	1.14%
Franklin Low Duration Total Return Fund, Class R6	776,722	27,836	-	804,558	8,101,900	18,957	-	0.33%
Franklin Mutual International Fund, Class R6	394,960	13,899	-	408,859	6,325,047	-	-	5.34%
Franklin Pelagos Commodities Strategy Fund, Class R6	126,611	13,513	-	140,124	993,482	-	-	1.82%
Franklin Real Estate Securities Fund, Class R6	62,303	2,279	(16,029)	48,553	1,118,664	3,215	87,086	0.17%
Franklin Rising Dividends Fund, Class R6	168,340	6,227	(7,089)	167,478	8,708,872	18,001	5,430	0.05%
Franklin Small Cap Grow th Fund, Class R6	142,971	5,260	-	148,231	3,037,259	-	-	0.09%
Franklin Strategic Income Fund, Class R6	275,210	13,511	-	288,721	2,884,323	34,996	-	0.03%
Franklin Utilities Fund, Class R6	206,213	8,534	(21,181)	193,566	3,302,232	24,896	9,860	0.05%
Institutional Fiduciary Trust Money Market Portfolio	2,604,862	8,745,510	(8,167,284)	3,183,088	3,183,088	-	-	0.01%
Templeton China World Fund, Class R6	50,936	1,618	-	52,554	1,665,961	-	-	0.27%
Templeton Foreign Fund, Class R6	364,219	15,038	-	379,257	2,726,858	-	-	0.04%
Templeton Frontier Markets Fund, Class R6	159,708	6,415	-	166,123	2,244,321	-	-	0.26%
Templeton Global Total Return Fund, Class R6	866,520	32,716	-	899,236	11,186,492	132,215	-	0.13%
Total					$104,537,505	$232,280	$102,376

Franklin LifeSmart 2030 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	1,284	227	-	1,511	$296,757	$-	$-	0.01%
Franklin DynaTech Fund, Class R6	26,101	4,622	-	30,723	1,527,243	-	-	0.06%
Franklin Emerging Market Debt Opportunities Fund	19,359	914	(1,905)	18,368	191,943	-	(3,740)	0.03%
Franklin Focused Core Equity Fund, Class R6	69,553	12,308	-	81,861	1,250,831	-	-	0.89%
Franklin Grow th Fund, Class R6	26,820	4,754	-	31,574	2,440,988	-	-	0.02%
Franklin Grow th Opportunities Fund, Class R6	23,747	4,203	-	27,950	983,836	-	-	0.08%
Franklin International Small Cap Grow th Fund, Class R6	70,613	12,527	-	83,140	1,609,585	-	-	0.09%
Franklin K2 Alternative Strategies Fund, Class R6	54,954	62,825	-	117,779	1,310,880	-	-	0.20%
Franklin Low Duration Total Return Fund, Class R6	108,099	5,333	(10,633)	102,799	1,035,188	2,550	(1,339)	0.04%
Franklin Mutual International Fund, Class R6	65,271	11,595	-	76,866	1,189,124	-	-	1.00%
Franklin Pelagos Commodities Strategy Fund, Class R6	21,427	8,108	-	29,535	209,402	-	-	0.38%
Franklin Real Estate Securities Fund, Class R6	11,086	1,730	(2,922)	9,894	227,953	627	5,975	0.04%
Franklin Rising Dividends Fund, Class R6	27,448	4,812	(1,292)	30,968	1,610,320	3,045	1,251	0.01%
Franklin Small Cap Grow th Fund, Class R6	25,118	4,458	-	29,576	606,004	-	-	0.02%
Franklin Strategic Income Fund, Class R6	40,044	2,361	(3,945)	38,460	384,211	4,736	(2,636)	-	a
Franklin Utilities Fund, Class R6	35,886	6,307	(3,861)	38,332	653,938	4,510	(228)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	276,857	3,566,220	(3,447,820)	395,257	395,257	-	-	-	a
Templeton China World Fund, Class R6	9,590	1,703	-	11,293	358,004	-	-	0.06%
Templeton Foreign Fund, Class R6	68,119	12,111	-	80,230	576,856	-	-	0.01%
Templeton Frontier Markets Fund, Class R6	30,174	5,353	-	35,527	479,965	-	-	0.06%
Templeton Global Total Return Fund, Class R6	115,462	6,824	(11,440)	110,846	1,378,930	17,116	(13,506)	0.02%
Total					$18,717,215	$32,584	$(14,223)

Franklin LifeSmart 2035 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	8,872	93	-	8,965	$1,761,209	$-	$-	0.09%
Franklin DynaTech Fund, Class R6	125,016	3,251	-	128,267	6,376,161	-	-	0.24%
Franklin Emerging Market Debt Opportunities Fund	67,581	-	(2,747)	64,834	677,519	-	(5,686)	0.10%
Franklin Focused Core Equity Fund, Class R6	386,899	9,710	-	396,609	6,060,193	-	-	4.29%
Franklin Grow th Fund, Class R6	130,286	3,409	-	133,695	10,335,953	-	-	0.09%
Franklin Grow th Opportunities Fund, Class R6	119,254	3,110	-	122,364	4,307,214	-	-	0.37%
Franklin International Small Cap Grow th Fund, Class R6	349,232	9,280	-	358,512	6,940,796	-	-	0.38%
Franklin K2 Alternative Strategies Fund, Class R6	267,293	269,636	-	536,929	5,976,025	-	-	0.90%
Franklin Low Duration Total Return Fund, Class R6	360,391	7,841	(15,030)	353,202	3,556,744	8,658	(1,954)	0.14%
Franklin Mutual International Fund, Class R6	355,335	3,718	-	359,053	5,554,549	-	-	4.69%
Franklin Pelagos Commodities Strategy Fund, Class R6	102,696	9,460	-	112,156	795,184	-	-	1.45%
Franklin Real Estate Securities Fund, Class R6	59,367	752	(15,471)	44,648	1,028,686	2,956	78,229	0.16%
Franklin Rising Dividends Fund, Class R6	159,006	4,543	(6,841)	156,708	8,148,802	16,843	1,276	0.05%
Franklin Small Cap Grow th Fund, Class R6	125,329	1,311	-	126,640	2,594,860	-	-	0.08%
Franklin Strategic Income Fund, Class R6	130,027	1,569	(5,371)	126,225	1,260,989	15,731	(3,276)	0.01%
Franklin Utilities Fund, Class R6	203,433	3,548	(20,443)	186,538	3,182,336	23,992	(2,236)	0.05%
Institutional Fiduciary Trust Money Market Portfolio	1,512,212	7,359,913	(5,972,374)	2,899,751	2,899,751	-	-	0.01%
Templeton China World Fund, Class R6	47,246	492	-	47,738	1,513,283	-	-	0.25%
Templeton Foreign Fund, Class R6	360,354	3,747	-	364,101	2,617,884	-	-	0.04%
Templeton Frontier Markets Fund, Class R6	151,592	1,570	-	153,162	2,069,219	-	-	0.24%
Templeton Global Total Return Fund, Class R6	399,555	10,442	(16,747)	393,250	4,892,026	60,282	(24,618)	0.06%
Total					$82,549,383	$128,462	$41,735

Franklin LifeSmart 2040 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	1,140	248	-	1,388	$272,737	$-	$-	0.01%
Franklin DynaTech Fund, Class R6	21,319	4,639	-	25,958	1,290,391	-	-	0.05%
Franklin Emerging Market Debt Opportunities Fund	8,863	-	(532)	8,331	87,057	-	(1,102)	0.01%
Franklin Focused Core Equity Fund, Class R6	59,127	12,839	-	71,966	1,099,633	-	-	0.78%
Franklin Grow th Fund, Class R6	22,636	4,918	-	27,554	2,130,214	-	-	0.02%
Franklin Grow th Opportunities Fund, Class R6	18,569	4,040	-	22,609	795,845	-	-	0.07%
Franklin International Small Cap Grow th Fund, Class R6	54,504	11,826	-	66,330	1,284,143	-	-	0.07%
Franklin K2 Alternative Strategies Fund, Class R6	35,616	54,435	-	90,051	1,002,263	-	-	0.15%
Franklin Low Duration Total Return Fund, Class R6	50,687	120	(3,062)	47,745	480,789	1,199	(337)	0.02%
Franklin Mutual International Fund, Class R6	55,371	12,118	-	67,489	1,044,060	-	-	0.88%
Franklin Pelagos Commodities Strategy Fund, Class R6	14,590	5,406	-	19,996	141,770	-	-	0.26%
Franklin Real Estate Securities Fund, Class R6	8,374	1,767	(2,664)	7,477	172,259	481	1,505	0.03%
Franklin Rising Dividends Fund, Class R6	21,119	4,602	(1,178)	24,543	1,276,255	2,564	284	0.01%
Franklin Small Cap Grow th Fund, Class R6	18,679	4,059	-	22,738	465,893	-	-	0.01%
Franklin Strategic Income Fund, Class R6	17,765	213	(1,082)	16,896	168,793	2,135	(757)	- [a]
Franklin Utilities Fund, Class R6	29,890	6,656	(3,521)	33,025	563,414	4,128	(1,652)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	210,816	3,371,375	(3,177,542)	404,649	404,649	-	-	- [a]
Templeton China World Fund, Class R6	7,515	1,638	-	9,153	290,141	-	-	0.05%
Templeton Foreign Fund, Class R6	55,339	11,997	-	67,336	484,147	-	-	0.01%
Templeton Frontier Markets Fund, Class R6	24,038	5,219	-	29,257	395,263	-	-	0.05%
Templeton Global Total Return Fund, Class R6	55,457	662	(3,382)	52,737	656,051	8,252	(4,261)	0.01%
Total					$14,505,767	$18,759	$(6,320)

Franklin LifeSmart 2045 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	5,506	86	-	5,592	$1,098,674	$-	$-	0.05%
Franklin DynaTech Fund, Class R6	90,584	2,698	-	93,282	4,637,029	-	-	0.17%
Franklin Emerging Market Debt Opportunities Fund	29,285	-	-	29,285	306,028	-	-	0.04%
Franklin Focused Core Equity Fund, Class R6	252,084	8,155	-	260,239	3,976,445	-	-	2.82%
Franklin Grow th Fund, Class R6	90,526	2,767	-	93,293	7,212,494	-	-	0.06%
Franklin Grow th Opportunities Fund, Class R6	64,006	1,930	-	65,936	2,320,959	-	-	0.20%
Franklin International Small Cap Grow th Fund, Class R6	235,498	6,994	-	242,492	4,694,637	-	-	0.25%
Franklin K2 Alternative Strategies Fund, Class R6	176,753	169,360	-	346,113	3,852,240	-	-	0.58%
Franklin Low Duration Total Return Fund, Class R6	166,721	2,891	-	169,612	1,707,991	3,998	-	0.07%
Franklin Mutual International Fund, Class R6	236,657	7,843	-	244,500	3,782,416	-	-	3.19%
Franklin Pelagos Commodities Strategy Fund, Class R6	68,635	5,420	-	74,055	525,048	-	-	0.96%
Franklin Real Estate Securities Fund, Class R6	33,767	428	(10,486)	23,709	546,261	1,546	62,622	0.08%
Franklin Rising Dividends Fund, Class R6	113,043	3,574	(4,637)	111,980	5,822,976	11,854	3,943	0.03%
Franklin Small Cap Grow th Fund, Class R6	81,875	2,601	-	84,476	1,730,921	-	-	0.05%
Franklin Strategic Income Fund, Class R6	56,796	695	-	57,491	574,339	6,969	-	0.01%
Franklin Utilities Fund, Class R6	136,497	5,996	(13,856)	128,637	2,194,555	16,295	7,123	0.04%
Institutional Fiduciary Trust Money Market Portfolio	1,235,172	3,711,869	(3,275,603)	1,671,438	1,671,438	-	-	0.01%
Templeton China World Fund, Class R6	34,225	527	-	34,752	1,101,635	-	-	0.18%
Templeton Foreign Fund, Class R6	289,624	8,965	-	298,589	2,146,853	-	-	0.03%
Templeton Frontier Markets Fund, Class R6	98,152	3,341	-	101,493	1,371,173	-	-	0.16%
Templeton Global Total Return Fund, Class R6	178,219	4,558	-	182,777	2,273,745	26,873	-	0.03%
Total					$53,547,857	$67,535	$73,688

Franklin LifeSmart 2050 Retirement Target Fund
Franklin Biotechnology Discovery Fund, Class R6	743	215	-	958	$188,259	$-	$-	0.01%
Franklin DynaTech Fund, Class R6	16,095	4,098	-	20,193	1,003,785	-	-	0.04%
Franklin Emerging Market Debt Opportunities Fund	4,950	275	(88)	5,137	53,680	-	(164)	0.01%
Franklin Focused Core Equity Fund, Class R6	44,752	11,485	-	56,237	859,300	-	-	0.61%
Franklin Grow th Fund, Class R6	17,201	4,419	-	21,620	1,671,468	-	-	0.01%
Franklin Grow th Opportunities Fund, Class R6	11,312	2,917	-	14,229	500,843	-	-	0.04%
Franklin International Small Cap Grow th Fund, Class R6	40,969	10,517	-	51,486	996,767	-	-	0.05%
Franklin K2 Alternative Strategies Fund, Class R6	27,330	40,018	-	67,348	749,580	-	-	0.11%
Franklin Low Duration Total Return Fund, Class R6	27,420	3,250	(514)	30,156	303,671	683	(62)	0.01%
Franklin Mutual International Fund, Class R6	41,571	10,794	-	52,365	810,084	-	-	0.68%
Franklin Pelagos Commodities Strategy Fund, Class R6	11,112	5,406	-	16,518	117,111	-	-	0.21%
Franklin Real Estate Securities Fund, Class R6	5,570	1,504	(2,106)	4,968	114,467	316	1,604	0.02%
Franklin Rising Dividends Fund, Class R6	16,701	4,253	(931)	20,023	1,041,189	2,071	181	0.01%
Franklin Small Cap Grow th Fund, Class R6	10,925	3,062	-	13,987	286,604	-	-	0.01%
Franklin Strategic Income Fund, Class R6	10,564	1,839	(205)	12,198	121,857	1,459	(127)	- [a]
Franklin Utilities Fund, Class R6	22,770	6,150	(2,783)	26,137	445,899	3,234	(1,666)	0.01%
Institutional Fiduciary Trust Money Market Portfolio	152,864	2,859,222	(2,666,260)	345,826	345,826	-	-	- [a]
Templeton China World Fund, Class R6	4,093	1,165	-	5,258	166,679	-	-	0.03%
Templeton Foreign Fund, Class R6	51,863	13,527	-	65,390	470,156	-	-	0.01%
Templeton Frontier Markets Fund, Class R6	16,764	4,521	-	21,285	287,560	-	-	0.03%
Templeton Global Total Return Fund, Class R6	28,662	3,684	(536)	31,810	395,714	4,525	(531)	- [a]
Total					$10,930,499	$12,288	$(765)

Franklin Moderate Allocation Fund
Franklin Biotechnology Discovery Fund, Class R6	154,628	11,597	-	166,225	$32,656,639	$-	$-	1.62%
Franklin DynaTech Fund, Class R6	3,004,368	224,305	-	3,228,673	160,497,318	-	-	6.01%
Franklin Emerging Market Debt Opportunities Fund	5,406,119	-	(847,637)	4,558,482	47,636,137	-	(1,589,548)	6.95%
Franklin Flex Cap Grow th Fund, Class R6	743,400	55,477	-	798,877	43,490,869	-	-	1.21%
Franklin Grow th Fund, Class R6	4,951,261	368,423	(144,790)	5,174,894	400,071,036	-	408,307	3.38%
Franklin Grow th Opportunities Fund, Class R6	2,052,803	153,163	-	2,205,966	77,650,008	-	-	6.63%
Franklin International Small Cap Grow th Fund, Class R6	4,803,065	358,116	-	5,161,181	99,920,460	-	-	5.42%
Franklin K2 Alternative Strategies Fund, Class R6	8,440,420	-	(678,377)	7,762,043	86,391,542	-	294,247	13.05%
Franklin Low Duration Total Return Fund, Class R6	24,381,041	55,034	(3,822,852)	20,613,223	207,575,158	552,631	(545,857)	8.44%
Franklin Mutual European Fund, Class R6	5,859,326	438,406	-	6,297,732	142,265,768	-	-	4.70%
Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	-	-	3,091,053	21,915,566	-	-	40.09%
Franklin Real Estate Securities Fund, Class R6	2,056,811	160,176	-	2,216,987	51,079,387	146,778	-	7.89%
Franklin Rising Dividends Fund, Class R6	4,519,492	345,057	-	4,864,549	252,956,559	522,848	-	1.45%
Franklin Small Cap Grow th Fund, Class R6	1,279,158	95,139	-	1,374,297	28,159,353	-	-	0.83%
Franklin Strategic Income Fund, Class R6	10,933,688	121,954	(1,720,536)	9,335,106	93,257,712	1,222,324	(655,954)	1.05%
Franklin U.S. Government Securities Fund, Class R6	21,347,055	175,748	(3,351,024)	18,171,779	118,479,996	1,145,874	(483,042)	1.84%
Franklin Utilities Fund, Class R6	6,017,739	496,624	(321,522)	6,192,841	105,649,868	796,506	(141,736)	1.74%
Institutional Fiduciary Trust Money Market Portfolio	60,252,907	104,123,610	(98,021,295)	66,355,222	66,355,222	-	-	0.29%
Templeton China World Fund, Class R6	849,235	63,733	-	912,968	28,941,097	-	-	4.73%
Templeton Foreign Fund, Class R6	15,608,526	1,160,121	-	16,768,647	120,566,571	-	-	1.65%
Templeton Frontier Markets Fund, Class R6	3,282,634	243,253	-	3,525,887	47,634,727	-	-	5.60%
Templeton Global Total Return Fund, Class R6	29,238,206	319,048	(4,604,814)	24,952,440	310,408,351	3,975,829	(6,165,860)	3.67%
Total					$2,543,559,344	$8,362,790	$(8,879,443)

[a]Rounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2015